Document and Entity Information	Nov. 12, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001788717
Document Type	8-K
Document Period End Date	Nov. 12, 2021
Entity Registrant Name	F45 Training Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40590
Entity Tax Identification Number	38-3978689
Entity Address, Address Line One	801 Barton Springs Road
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78704
City Area Code	(737)
Local Phone Number	787-1955
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.00005 per share
Trading Symbol	FXLV
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false